UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Municipal Low Duration Fund Investor Shares

Market Liquidity Fund Investor Shares

Vanguard Municipal Low Duration Fund

Investor Shares

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2024, Vanguard Municipal Low Duration Fund underperformed its benchmark.

  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.

  The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  As of June 5, 2024, the name of the Fund changed to Vanguard Municipal Low Duration Fund from Vanguard Municipal Cash Management Fund.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund underperformed its benchmark for the fiscal year because of its significantly shorter duration, greater liquidity, and higher quality bias.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2014, Through August 31, 2024

Initial investment of $10,000

	Investor Shares	Short Municipal Debt Funds Average*	Tax-Exempt Money Market Funds Average
2014	$10,000	$10,000	$10,000
2014	$10,001	$10,010	$10,000
2015	$10,002	$10,022	$10,001
2015	$10,003	$9,994	$10,001
2015	$10,004	$10,014	$10,001
2015	$10,005	$10,038	$10,001
2016	$10,005	$10,090	$10,002
2016	$10,012	$10,089	$10,002
2016	$10,024	$10,135	$10,003
2016	$10,040	$10,020	$10,010
2017	$10,056	$10,098	$10,018
2017	$10,076	$10,154	$10,027
2017	$10,096	$10,202	$10,036
2017	$10,118	$10,147	$10,047
2018	$10,147	$10,167	$10,066
2018	$10,185	$10,192	$10,091
2018	$10,217	$10,240	$10,113
2018	$10,258	$10,249	$10,142
2019	$10,297	$10,352	$10,171
2019	$10,340	$10,446	$10,203
2019	$10,379	$10,545	$10,230
2019	$10,412	$10,556	$10,253
2020	$10,442	$10,653	$10,271
2020	$10,473	$10,611	$10,294
2020	$10,477	$10,707	$10,294
2020	$10,480	$10,740	$10,296
2021	$10,481	$10,750	$10,296
2021	$10,482	$10,789	$10,296
2021	$10,483	$10,803	$10,297
2021	$10,484	$10,778	$10,297
2022	$10,486	$10,646	$10,298
2022	$10,496	$10,528	$10,302
2022	$10,524	$10,508	$10,321
2022	$10,571	$10,528	$10,363
2023	$10,643	$10,569	$10,426
2023	$10,724	$10,637	$10,497
2023	$10,817	$10,710	$10,578
2023	$10,914	$10,840	$10,664
2024	$11,000	$10,958	$10,744
2024	$11,097	$10,974	$10,827
2024	$11,187	$11,189	$10,903

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	3.43%	1.51%	1.13%
Short Municipal Debt Funds Average*	4.47%	1.19%	1.13%
Tax-Exempt Money Market Funds Average	3.08%	1.28%	0.87%

* Effective June 2024, the Fund replaced its benchmark with the Short Municipal Debt Funds Average to reflect the Fund’s change from a municipal money market fund to a municipal short-term bond fund.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	93.9%
31 to 60 Days	0.1%
91 to 180 Days	1.4%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	2.9%

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$2,418
Number of Portfolio Holdings	132
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$325

How has the Fund changed?

The Fund's name changed from Vanguard Municipal Cash Management Fund to Vanguard Municipal Low Duration Fund.

The Fund changed its principal investment strategy to add a fundamental policy to invest at least 80% of its assets in tax-exempt municipal bonds. The Fund added interest rate risk, call risk, and extension risk as principal investment risks.

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2024 at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1143

Vanguard Market Liquidity Fund

Investor Shares

Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Distribution by Effective Maturity % of Net Assets

(as of August 31, 2024)

1 to 7 Days	59.4%
8 to 30 Days	19.3%
31 to 60 Days	19.7%
61 to 90 Days	1.4%
91 to 180 Days	0.8%
Other Assets and Liabilities—Net	(0.6%)

Fund Statistics

(as of August 31, 2024)

Fund Net Assets (in millions)	$81,378
Number of Portfolio Holdings	173
Total Investment Advisory Fees (in thousands)	$3,738

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1142

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$58,000	$47,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$58,000	$47,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Low Duration Fund (formerly Vanguard Municipal Cash Management Fund)

Contents
Market Liquidity Fund	1
Municipal Low Duration Fund	12
Report of Independent Registered Public Accounting Firm	23
Tax information	24

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (14.2%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.000%	5.330%	9/4/24	5,311	5,311
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	5.335%	9/4/24	11,600	11,599
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.010%	5.340%	9/4/24	22,537	22,537
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	5.370%	9/4/24	33,953	33,952
	Federal Home Loan Banks Discount Notes	5.387%	9/3/24	31,406	31,401
	Federal Home Loan Banks Discount Notes	5.303%–5.372%	9/4/24	187,854	187,827
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	9/6/24	194,668	194,583
	Federal Home Loan Banks Discount Notes	5.382%	9/9/24	95,970	95,886
	Federal Home Loan Banks Discount Notes	5.200%–5.414%	9/11/24	183,496	183,281
	Federal Home Loan Banks Discount Notes	5.303%–5.398%	9/13/24	109,810	109,650
	Federal Home Loan Banks Discount Notes	5.200%–5.406%	9/18/24	52,129	52,015
	Federal Home Loan Banks Discount Notes	5.195%–5.448%	9/20/24	153,341	152,962
	Federal Home Loan Banks Discount Notes	5.283%–5.293%	9/27/24	84,152	83,859
	Federal Home Loan Banks Discount Notes	5.237%–5.242%	10/2/24	72,141	71,838
	Federal Home Loan Banks Discount Notes	5.222%	10/4/24	165,381	164,640
	Federal Home Loan Banks Discount Notes	5.212%	10/9/24	73,359	72,978
	Federal Home Loan Banks Discount Notes	5.317%	10/10/24	19,674	19,569
	Federal Home Loan Banks Discount Notes	5.217%–5.222%	10/11/24	107,512	106,923
	Federal Home Loan Banks Discount Notes	5.187%–5.278%	10/16/24	145,934	145,031
	Federal Home Loan Banks Discount Notes	5.176%–5.261%	10/18/24	83,303	82,764
	Federal Home Loan Banks Discount Notes	5.156%–5.161%	10/23/24	257,138	255,291
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	301,600	301,564
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	270,900	270,888
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	233,035	233,026
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	230,245	230,217
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	193,500	193,492
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	185,505	185,498
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	177,000	176,992
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	156,075	156,070
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	152,500	152,484
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	152,500	152,481
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	78,040	78,037
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	73,750	73,748
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	54,100	54,099
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	44,250	44,248
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	38,800	38,795
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	36,610	36,608
[2]	Federal Home Loan Banks, SOFR + 0.000%	5.330%	9/4/24	29,500	29,498
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	297,800	297,775
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	271,905	271,894
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	220,700	220,693
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	188,500	188,484
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	159,000	158,993
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	159,000	158,993
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	158,300	158,292
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	154,100	154,093
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	151,900	151,887
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	151,100	151,093
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	151,000	150,993
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	147,000	146,988
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	147,000	146,988
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	143,200	143,188
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	116,365	116,360
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	113,900	113,891
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	113,700	113,695
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	110,410	110,405
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	100,930	100,924
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	82,900	82,893
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	79,530	79,526
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	79,400	79,396
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	78,305	78,301
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	78,040	78,036
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	78,000	77,996
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	75,600	75,597
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	74,405	74,402
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	72,700	72,698
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	54,300	54,299
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	35,600	35,599
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	7,100	7,100
[2]	Federal Home Loan Banks, SOFR + 0.005%	5.335%	9/4/24	5,800	5,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	388,000	387,999
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	299,400	299,396

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	256,040	256,033
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	158,900	158,899
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	147,300	147,289
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	113,800	113,798
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	113,400	113,396
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	100,400	100,397
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	77,200	77,200
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	76,250	76,248
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	62,300	62,299
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	54,900	54,899
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	39,100	39,098
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	36,300	36,299
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	22,700	22,699
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	8,730	8,730
[2]	Federal Home Loan Banks, SOFR + 0.010%	5.340%	9/4/24	7,700	7,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	114,000	113,996
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	83,120	83,119
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	78,100	78,097
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	75,200	75,199
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	74,800	74,798
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	73,300	73,299
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	46,500	46,499
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	38,800	38,800
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	38,615	38,613
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	38,600	38,599
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	38,500	38,500
[2]	Federal Home Loan Banks, SOFR + 0.015%	5.345%	9/4/24	36,300	36,299
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	150,900	150,896
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	116,800	116,797
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	39,200	39,200
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	37,500	37,499
[2]	Federal Home Loan Banks, SOFR + 0.020%	5.350%	9/4/24	7,700	7,700
[2]	Federal Home Loan Banks, SOFR + 0.025%	5.355%	9/4/24	112,200	112,199
Total U.S. Government Agency Debt (Cost $11,511,279)					11,511,402
U.S. Treasury Debt (41.2%)
	United States Treasury Bill	4.565%–5.152%	9/3/24	2,227,000	2,226,678
	United States Treasury Bill	5.132%	9/5/24	1,500,000	1,499,566
	United States Treasury Bill	4.936%	9/10/24	2,250,000	2,247,721
	United States Treasury Bill	5.142%	9/12/24	2,500,000	2,496,731
	United States Treasury Bill	4.544%	9/17/24	1,250,000	1,247,455
	United States Treasury Bill	5.132%	9/19/24	1,250,000	1,247,086
	United States Treasury Bill	4.936%	9/24/24	2,500,000	2,492,424
	United States Treasury Bill	5.093%	9/26/24	2,250,000	2,242,547
	United States Treasury Bill	4.903%–4.908%	10/1/24	1,000,000	995,971
	United States Treasury Bill	5.049%	10/3/24	3,000,000	2,987,150
	United States Treasury Bill	4.870%	10/8/24	1,750,000	1,741,263
	United States Treasury Bill	5.014%	10/10/24	2,500,000	2,486,780
	United States Treasury Bill	4.856%	10/15/24	1,900,000	1,888,662
	United States Treasury Bill	5.278%–5.279%	10/17/24	262,978	261,334
	United States Treasury Bill	4.809%	10/22/24	2,000,000	1,986,076
	United States Treasury Bill	5.162%	10/24/24	1,054,893	1,047,248
	United States Treasury Bill	4.785%	10/29/24	1,750,000	1,736,089
	United States Treasury Bill	5.117%	10/31/24	1,102,670	1,093,610
	United States Treasury Bill	4.778%	12/31/24	690,000	678,858
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	5.194%	9/1/24	101,000	100,949
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	5.226%	9/1/24	492,000	492,009
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	5.289%	9/1/24	357,298	357,564
Total U.S. Treasury Debt (Cost $33,544,354)					33,553,771
U.S. Treasury Repurchase Agreement (45.2%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/30/24, Repurchase Value $182,108,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/26–2/15/42, and U.S. Treasury Note/Bond 0.375%–4.500%, 10/15/24–8/15/31, with a value of $185,640,000)	5.320%	9/3/24	182,000	182,000
	Banco Santander SA (Dated 8/30/24, Repurchase Value $437,258,000, collateralized by U.S. Treasury Bill 0.000%, 10/17/24–2/13/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 10/15/25–2/15/48, and U.S. Treasury Note/Bond 0.250%–4.625%, 10/31/24–8/15/53, with a value of $445,740,000)	5.315%	9/3/24	437,000	437,000
	Bank of Montreal (Dated 8/30/24, Repurchase Value $146,086,000, collateralized by U.S. Treasury Note/Bond 1.375%–7.625%, 2/15/25–8/15/54, with a value of $148,920,000)	5.320%	9/3/24	146,000	146,000
	Bank of Montreal (Dated 8/6/24, Repurchase Value $69,317,000, collateralized by U.S. Treasury Bill 0.000%, 11/29/24, with a value of $70,380,000)	5.330%	9/6/24	69,000	69,000
	Bank of Montreal (Dated 8/23/24, Repurchase Value $70,249,000, collateralized by U.S. Treasury Bill 0.000%, 11/14/24–11/29/24, with a value of $71,400,000)	5.325%	9/16/24	70,000	70,000
	Bank of Montreal (Dated 8/28/24, Repurchase Value $140,577,000, collateralized by U.S. Treasury Note/Bond 1.375%–4.625%, 5/15/39–5/15/54, with a value of $142,800,000)	5.300%	9/25/24	140,000	140,000
	Bank of Nova Scotia (Dated 8/30/24, Repurchase Value $262,155,000, collateralized by U.S. Treasury Bill 0.000%, 9/3/24–2/6/25, U.S. Treasury Inflation Indexed Note/Bond 0.500%–1.500%, 1/15/28–2/15/53, and U.S. Treasury Note/Bond 0.250%–4.750%, 7/31/25–8/15/49, with a value of $267,240,000)	5.310%	9/3/24	262,000	262,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Barclays Bank plc (Dated 8/30/24, Repurchase Value $583,345,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.000%, 1/31/29–2/15/43, with a value of $594,660,000)	5.320%	9/3/24	583,000	583,000
BNP Paribas Securities Corp. (Dated 8/1/24, Repurchase Value $312,522,000, collateralized by U.S. Treasury Bill 0.000%, 9/19/24–10/10/24, U.S. Treasury Inflation Indexed Note/Bond 0.375%–2.125%, 7/15/25–2/15/53, and U.S. Treasury Note/Bond 0.375%–5.202%, 4/30/25–11/30/28, with a value of $317,220,000)	5.340%	9/3/24	311,000	311,000
BNP Paribas Securities Corp. (Dated 7/17/24, Repurchase Value $151,377,000, collateralized by U.S. Treasury Bill 0.000%, 9/19/24–2/27/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 7/15/27–7/15/31, and U.S. Treasury Note/Bond 0.625%–5.202%, 4/30/25–5/15/53, with a value of $153,000,000)	5.330%	9/17/24	150,000	150,000
BNP Paribas Securities Corp. (Dated 7/22/24, Repurchase Value $304,814,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%–2.500%, 7/15/25–1/15/29, and U.S. Treasury Note/Bond 1.125%–5.203%, 2/28/25–5/15/43, with a value of $308,040,000)	5.325%	9/23/24	302,000	302,000
BNP Paribas Securities Corp. (Dated 7/26/24, Repurchase Value $243,210,000, collateralized by U.S. Treasury Bill 0.000%, 1/16/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.000%, 7/15/25–1/15/26, and U.S. Treasury Note/Bond 0.750%–5.215%, 12/31/24–5/15/40, with a value of $245,820,000)	5.325%	9/26/24	241,000	241,000
BNP Paribas Securities Corp. (Dated 8/29/24, Repurchase Value $488,268,000, collateralized by U.S. Treasury Bill 0.000%, 2/6/25–2/27/25, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 1/15/25–7/15/29, and U.S. Treasury Note/Bond 0.500%–5.202%, 4/30/25–4/30/27, with a value of $495,720,000)	5.250%	9/30/24	486,000	486,000
Canadian Imperial Bank of Commerce (Dated 8/20/24, Repurchase Value $71,221,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 1.125%–3.625%, 4/15/28–1/15/33, and U.S. Treasury Note/Bond 0.750%–4.625%, 1/15/26–2/15/51, with a value of $72,420,000)	5.330%	9/10/24	71,000	71,000
Canadian Imperial Bank of Commerce (Dated 8/15/24, Repurchase Value $109,517,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.750%, 1/15/26–2/15/53, and U.S. Treasury Note/Bond 1.125%–4.625%, 10/31/24–5/15/44, with a value of $111,180,000)	5.335%	9/16/24	109,000	109,000
Canadian Imperial Bank of Commerce (Dated 8/1/24, Repurchase Value $652,710,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.625%, 10/15/25–2/15/48, and U.S. Treasury Note/Bond 0.375%–5.000%, 1/31/25–11/15/52, with a value of $660,960,000)	5.340%	9/19/24	648,000	648,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $70,319,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–1.125%, 4/15/26–1/15/33, and U.S. Treasury Note/Bond 0.750%–4.875%, 11/30/25–2/15/47, with a value of $71,400,000)	5.290%	9/23/24	70,000	70,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $54,246,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 4/15/26–7/15/32, and U.S. Treasury Note/Bond 0.875%–5.000%, 9/30/25–2/15/51, with a value of $55,080,000)	5.290%	9/23/24	54,000	54,000
Canadian Imperial Bank of Commerce (Dated 8/23/24, Repurchase Value $28,128,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%, 1/15/27, and U.S. Treasury Note/Bond 0.875%–4.625%, 3/31/25–8/15/45, with a value of $28,560,000)	5.290%	9/23/24	28,000	28,000
Canadian Imperial Bank of Commerce (Dated 7/31/24, Repurchase Value $69,591,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.625%–3.625%, 1/15/28–2/15/53, and U.S. Treasury Note/Bond 0.250%–4.875%, 8/31/25–8/15/53, with a value of $70,380,000)	5.320%	9/27/24	69,000	69,000
Citigroup Global Markets Inc. (Dated 8/27/24, Repurchase Value $1,392,448,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.375%–1.625%, 7/15/27–10/15/27, and U.S. Treasury Note/Bond 0.375%–4.125%, 2/28/27–9/30/27, with a value of $1,418,820,000)	5.355%	9/3/24	1,391,000	1,391,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $444,262,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.500%, 9/30/25–4/30/30, with a value of $452,880,000)	5.310%	9/3/24	444,000	444,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $153,090,000, collateralized by U.S. Treasury Note/Bond 2.250%, 11/15/25, with a value of $156,060,000)	5.310%	9/3/24	153,000	153,000
Credit Agricole Securities Inc. (Dated 8/30/24, Repurchase Value $81,048,000, collateralized by U.S. Treasury Note/Bond 4.500%, 3/31/26, with a value of $82,620,000)	5.310%	9/3/24	81,000	81,000
Federal Reserve Bank of New York (Dated 8/30/24, Repurchase Value $21,683,762,000, collateralized by U.S. Treasury Note/Bond 2.375%–4.250%, 5/15/25–2/15/42, with a value of $21,683,762,000)	5.300%	9/3/24	21,671,000	21,671,000
Fixed Income Clearing Corp./Northern Trust (Dated 8/30/24, Repurchase Value $728,430,000, collateralized by U.S. Treasury Note/Bond 0.625%–4.250%, 7/31/30–2/28/31, with a value of $742,560,000)	5.310%	9/3/24	728,000	728,000
Fixed Income Clearing Corp./State Street Bank and Trust Co. (Dated 8/30/24, Repurchase Value $2,766,634,000, collateralized by U.S. Treasury Note/Bond 2.750%–4.375%, 5/15/32–5/15/34, with a value of $2,834,125,000)	5.320%	9/3/24	2,765,000	2,765,000
Fixed Income Clearing Corp./The Bank of New York Mellon (Dated 8/30/24, Repurchase Value $1,748,031,000, collateralized by U.S. Treasury Note/Bond 1.000%–4.625%, 2/28/26–8/15/42, with a value of $1,781,940,000)	5.310%	9/3/24	1,747,000	1,747,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $140,145,000, collateralized by U.S. Treasury Note/Bond 1.625%, 11/15/50, with a value of $142,800,000)	5.340%	9/4/24	140,000	140,000
Goldman Sachs & Co. (Dated 8/28/24, Repurchase Value $140,146,000, collateralized by U.S. Treasury Note/Bond 0.375%–3.625%, 11/15/25–8/15/49, with a value of $142,800,000)	5.350%	9/4/24	140,000	140,000
Goldman Sachs & Co. (Dated 8/29/24, Repurchase Value $104,108,000, collateralized by U.S. Treasury Bill 0.000%, 12/26/24, and U.S. Treasury Note/Bond 1.250%–4.750%, 5/31/28–11/15/43, with a value of $106,080,000)	5.330%	9/5/24	104,000	104,000
Goldman Sachs & Co. (Dated 8/30/24, Repurchase Value $73,076,000, collateralized by U.S. Treasury Bill 0.000%, 11/29/24, and U.S. Treasury Note/Bond 1.125%–2.875%, 5/15/40–8/15/49, with a value of $74,460,000)	5.320%	9/6/24	73,000	73,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
HSBC Bank USA (Dated 8/30/24, Repurchase Value $292,173,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.750%, 7/15/28, and U.S. Treasury Note/Bond 1.250%–4.125%, 4/30/26–7/31/31, with a value of $297,840,000)	5.320%	9/3/24	292,000	292,000
JP Morgan Securities LLC (Dated 8/30/24, Repurchase Value $110,065,000, collateralized by U.S. Treasury Note/Bond 4.125%, 10/31/27, with a value of $112,200,000)	5.320%	9/3/24	110,000	110,000
MUFG Securities Americas Inc. (Dated 8/30/24, Repurchase Value $37,022,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–3/20/25, and U.S. Treasury Note/Bond 0.375%–5.500%, 11/30/24–5/15/40, with a value of $37,740,000)	5.320%	9/3/24	37,000	37,000
Nomura International plc (Dated 8/30/24, Repurchase Value $73,043,000, collateralized by U.S. Treasury Bill 0.000%, 8/7/25, U.S. Treasury Inflation Indexed Note/Bond 1.500%, 2/15/53, and U.S. Treasury Note/Bond 1.750%–4.375%, 12/31/24–2/15/46, with a value of $74,483,000)	5.320%	9/3/24	73,000	73,000
RBC Capital Markets LLC (Dated 8/27/24, Repurchase Value $71,074,000, collateralized by U.S. Treasury Bill 0.000%, 10/3/24–12/17/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 10/15/25–2/15/54, and U.S. Treasury Note/Bond 0.375%–6.000%, 11/30/25–2/15/53, with a value of $72,420,000)	5.350%	9/3/24	71,000	71,000
RBC Capital Markets LLC (Dated 8/28/24, Repurchase Value $140,146,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–3.875%, 4/15/27–2/15/45, and U.S. Treasury Note/Bond 0.500%–4.625%, 4/30/25–5/15/54, with a value of $142,800,000)	5.350%	9/4/24	140,000	140,000
Royal Bank of Canada (Dated 8/27/24, Repurchase Value $141,147,000, collateralized by U.S. Treasury Note/Bond 3.500%–4.500%, 3/31/26–4/30/30, with a value of $143,820,000)	5.350%	9/3/24	141,000	141,000
Royal Bank of Canada (Dated 7/15/24, Repurchase Value $301,927,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 10/15/25–1/15/27, and U.S. Treasury Note/Bond 0.375%–7.625%, 2/15/25–2/15/52, with a value of $304,980,000)	5.340%	9/19/24	299,000	299,000
Royal Bank of Canada (Dated 8/28/24, Repurchase Value $280,914,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.500%, 10/31/25–11/15/33, with a value of $285,600,000)	5.340%	9/19/24	280,000	280,000
SMBC Nikko Securities America Inc. (Dated 8/30/24, Repurchase Value $219,129,000, collateralized by U.S. Treasury Bill 0.000%, 4/17/25, and U.S. Treasury Note/Bond 0.250%–4.750%, 8/31/25–11/15/46, with a value of $223,380,000)	5.310%	9/3/24	219,000	219,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $364,215,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24, and U.S. Treasury Note/Bond 0.250%–4.875%, 1/31/25–5/15/50, with a value of $371,499,000)	5.320%	9/3/24	364,000	364,000
Standard Chartered Bank (Dated 8/30/24, Repurchase Value $60,035,000, collateralized by U.S. Treasury Bill 0.000%, 9/5/24–10/8/24, U.S. Treasury Inflation Indexed Note/Bond 0.125%, 4/15/27, and U.S. Treasury Note/Bond 4.000%, 2/15/34, with a value of $61,236,000)	5.310%	9/3/24	60,000	60,000
Sumitomo Mitsui Banking Corp. (Dated 8/30/24, Repurchase Value $743,439,000, collateralized by U.S. Treasury Note/Bond 0.250%–4.750%, 4/15/25–8/15/49, with a value of $757,860,000)	5.315%	9/3/24	743,000	743,000
TD Securities (USA) LLC (Dated 8/30/24, Repurchase Value $73,043,000, collateralized by U.S. Treasury Note/Bond 1.625%–4.125%, 2/15/26–7/31/31, with a value of $74,460,000)	5.320%	9/3/24	73,000	73,000
Total U.S. Treasury Repurchase Agreement (Cost $36,767,000)				36,767,000
Total Investments (100.6%) (Cost $81,822,633)				81,832,173
Other Assets and Liabilities—Net (-0.6%)				(454,088)
Net Assets (100%)				81,378,085
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $45,055,633)	45,065,173
Repurchase Agreements (Cost $36,767,000)	36,767,000
Total Investments in Securities	81,832,173
Cash	1,861,971
Receivables for Accrued Income	99,106
Total Assets	83,793,250
Liabilities
Payables for Investment Securities Purchased	2,415,009
Payables to Vanguard	156
Total Liabilities	2,415,165
Net Assets	81,378,085
At August 31, 2024, net assets consisted of:

Paid-in Capital	81,368,029
Total Distributable Earnings (Loss)	10,056
Net Assets	81,378,085

Net Assets
Applicable to 813,758,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,378,085
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	4,047,989
Total Income	4,047,989
Expenses
The Vanguard Group—Note B
Management and Administrative	3,738
Custodian Fees	27
Total Expenses	3,765
Expenses Paid Indirectly	(27)
Net Expenses	3,738
Net Investment Income	4,044,251
Realized Net Gain (Loss) on Investment Securities Sold[1]	658
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	14,652
Net Increase (Decrease) in Net Assets Resulting from Operations	4,059,561
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,044,251	3,580,303
Realized Net Gain (Loss)	658	468
Change in Unrealized Appreciation (Depreciation)	14,652	13,169
Net Increase (Decrease) in Net Assets Resulting from Operations	4,059,561	3,593,940
Distributions
Total Distributions	(4,045,112)	(3,580,181)
Capital Share Transactions
Issued	771,642,894	696,911,257
Issued in Lieu of Cash Distributions	4,045,052	3,579,484
Redeemed	(772,514,368)	(712,164,095)
Net Increase (Decrease) from Capital Share Transactions	3,173,578	(11,673,354)
Total Increase (Decrease)	3,188,027	(11,659,595)
Net Assets
Beginning of Period	78,190,058	89,849,653
End of Period	81,378,085	78,190,058

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$99.99	$99.97	$100.00	$100.00	$100.01
Investment Operations
Net Investment Income	5.409	4.393	.580	.090	1.205
Net Realized and Unrealized Gain (Loss) on Investments	.011	.020	(.028)	—	(.010)
Total from Investment Operations	5.420	4.413	.552	.090	1.195
Distributions
Dividends from Net Investment Income	(5.409)	(4.393)	(.580)	(.090)	(1.205)
Distributions from Realized Capital Gains	(.001)	(.000)[1]	(.002)	—	—
Total Distributions	(5.410)	(4.393)	(.582)	(.090)	(1.205)
Net Asset Value, End of Period	$100.00	$99.99	$99.97	$100.00	$100.00
Total Return	5.56%	4.50%	0.55%	0.09%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,378	$78,190	$89,850	$105,011	$93,626
Ratio of Total Expenses to Average Net Assets	0.005%[2]	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	5.41%	4.40%	0.53%	0.09%	1.09%
1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.005%.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In March 2024, the board of trustees approved a conversion of the fund to a government money market fund, which was completed on June 5, 2024. Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities or repurchase agreements that are collateralized solely by U.S. government securities or cash.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $27,000 (an annual rate of less than 0.01% of average net assets).

Market Liquidity Fund
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	516
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	9,540
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	10,056
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	4,045,106	3,580,181
Long-Term Capital Gains	6	—
Total	4,045,112	3,580,181
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	81,822,633
Gross Unrealized Appreciation	10,460
Gross Unrealized Depreciation	(920)
Net Unrealized Appreciation (Depreciation)	9,540
F.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	7,717,291	6,970,083
Issued in Lieu of Cash Distributions	40,455	35,799
Redeemed	(7,725,990)	(7,122,653)
Net Increase (Decrease) in Shares Outstanding	31,756	(116,771)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Market Liquidity Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.	Management has determined that no other events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Municipal Low Duration Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (97.1%)
California (6.7%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	2.930%	9/5/24	8,000	8,000
[1,2]	California Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.030%	9/3/24	19,500	19,500
[1]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	4.150%	9/3/24	35,000	35,000
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	9/3/24	34,380	34,380
[1,3]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.150%	9/3/24	14,950	14,950
	Los Angeles CA General Fund Revenue	5.000%	6/26/25	22,500	22,930
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.950%	9/5/24	16,500	16,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.950%	9/5/24	2,000	2,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	2.950%	9/5/24	8,000	8,000
					161,260
Colorado (1.7%)
[2]	Colorado Educational & Cultural Facilities Authority Miscellaneous Revenue VRDO	4.000%	9/3/24	7,050	7,050
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/3/24	33,800	33,800
					40,850
Connecticut (0.5%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.920%	9/5/24	13,000	13,000
District of Columbia (0.7%)
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.900%	9/3/24	4,000	4,000
[1,4]	District of Columbia Water & Sewer Authority Water Revenue VRDO	2.940%	9/5/24	12,400	12,400
					16,400
Florida (6.0%)
[1,2]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	32,055	32,055
[1,2]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	49,510	49,510
[1,2]	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/3/24	63,000	63,000
					144,565
Georgia (3.4%)
[1]	Georgia GO TOB VRDO	2.940%	9/5/24	9,375	9,375
[2]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.880%	9/4/24	22,770	22,770
	Private Colleges & Universities Authority College & University Revenue VRDO	3.050%	9/4/24	50,670	50,670
					82,815
Hawaii (0.3%)
[2]	Hawaii Housing Finance and Development Corp. Local or Guaranteed Housing Revenue VRDO	3.020%	9/5/24	8,350	8,350
Idaho (1.1%)
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.550%	9/3/24	27,485	27,485
Illinois (0.2%)
[2]	Aurora IL College & University Revenue VRDO	2.930%	9/5/24	5,000	5,000
Indiana (1.2%)
[2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	13,400	13,400
[2]	Indiana Finance Authority Industrial Revenue VRDO	3.100%	9/4/24	8,340	8,340
[2]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	3.550%	9/3/24	7,950	7,950
					29,690
Iowa (0.8%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.550%	9/3/24	20,000	20,000
Louisiana (3.3%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	9/3/24	42,530	42,530
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	9/3/24	7,790	7,790
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.800%	9/3/24	24,600	24,600
[2]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.800%	9/3/24	5,525	5,525
					80,445
Maryland (1.3%)
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	20,435	20,435

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.800%	9/3/24	11,910	11,910
					32,345
Massachusetts (1.1%)
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	4.010%	9/3/24	25,500	25,500
Michigan (2.3%)
[1]	Detroit Regional Convention Facility Authority Revenue TOB VRDO	2.950%	9/5/24	54,900	54,900
Minnesota (0.6%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.120%	9/3/24	8,600	8,600
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	7,000	7,000
					15,600
Mississippi (3.3%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.850%	9/3/24	11,250	11,250
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.900%	9/3/24	45,000	45,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.850%	9/3/24	24,300	24,300
					80,550
Missouri (4.3%)
[2]	Kansas City MO Special Obligation Revenue VRDO	3.000%	9/4/24	2,390	2,390
	Missouri Development Finance Board Miscellaneous Revenue VRDO	3.550%	9/3/24	56,845	56,845
	Missouri Development Finance Board Recreational Revenue VRDO	3.550%	9/3/24	23,500	23,500
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.550%	9/3/24	18,000	18,000
	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.550%	9/3/24	3,400	3,400
					104,135
Multiple States (5.5%)
[1,3]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	2.940%	9/5/24	8,300	8,300
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.980%	9/5/24	82,400	82,400
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.980%	9/5/24	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.970%	9/5/24	30,000	30,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.970%	9/5/24	10,000	10,000
					133,700
Nebraska (0.1%)
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	3.400%	9/4/24	1,595	1,595
Nevada (1.0%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.990%	9/5/24	10,500	10,500
[1]	Clark County NV GO TOB VRDO	3.650%	9/3/24	14,050	14,050
					24,550
New Jersey (1.4%)
	New Jersey Rutgers State University College & University Revenue VRDO	3.970%	9/3/24	33,515	33,515
New York (17.0%)
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	3.800%	9/3/24	8,700	8,700
[2]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	3.800%	9/3/24	3,600	3,600
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.850%	9/3/24	31,560	31,560
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	9/3/24	13,275	13,275
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.950%	9/3/24	3,550	3,550
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.910%	9/5/24	3,000	3,000
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.800%	9/3/24	8,770	8,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.600%	9/3/24	59,470	59,470
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.800%	9/3/24	10,400	10,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	9/3/24	43,600	43,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	9/3/24	14,950	14,950
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	9/3/24	24,050	24,050
[1,2]	New York NY GO TOB VRDO	4.000%	9/3/24	20,500	20,500
	New York NY GO VRDO	3.900%	9/3/24	25,000	25,000
	New York NY GO VRDO	3.900%	9/3/24	11,745	11,745
	New York NY GO VRDO	3.900%	9/3/24	15,000	15,000
[2]	New York NY GO VRDO	3.910%	9/3/24	3,575	3,575
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	9/3/24	13,590	13,590
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.600%	9/3/24	1,000	1,000
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.950%	9/5/24	8,100	8,100
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.970%	9/5/24	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.970%	9/5/24	16,700	16,700
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.600%	9/3/24	11,900	11,900
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.600%	9/3/24	18,000	18,000

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.900%	9/3/24	4,675	4,675
					410,010
Ohio (8.9%)
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.900%	9/5/24	29,700	29,700
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	2.900%	9/5/24	4,150	4,150
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Revenue Local or Guaranteed Housing Revenue TOB VRDO	4.120%	9/3/24	36,775	36,775
[1,2]	East Alabama Health Care Authority Revenue TOB VRDO	4.100%	9/3/24	24,710	24,710
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	28,130	28,130
[1,2,6]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	5,200	5,200
	Ohio Lease (Appropriation) Revenue VRDO	2.950%	9/4/24	2,750	2,750
	Ohio State University College & University Revenue TOB VRDO	3.450%	9/4/24	38,000	38,000
	Ohio State University College & University Revenue VRDO	3.450%	9/4/24	24,650	24,650
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.800%	9/3/24	21,600	21,600
					215,665
Oklahoma (0.3%)
[1,2]	Oklahoma State Development Financing Authority Health System Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	9/5/24	6,270	6,270
Oregon (0.6%)
	Oregon GO VRDO	3.550%	9/3/24	11,240	11,240
	Oregon GO VRDO	3.550%	9/3/24	3,125	3,125
					14,365
Pennsylvania (3.0%)
	Butler County General Authority Miscellaneous Revenue VRDO	2.900%	9/5/24	5,630	5,630
[2]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.900%	9/4/24	1,300	1,300
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.970%	9/5/24	8,240	8,240
[2]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.970%	9/5/24	3,340	3,340
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	2.970%	9/5/24	700	700
[1,2]	Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	4.100%	9/3/24	41,825	41,825
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	4,900	4,900
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.980%	9/5/24	5,785	5,785
					71,720
South Carolina (1.3%)
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.150%	9/3/24	30,900	30,900
Tennessee (4.5%)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	3.550%	9/3/24	69,000	69,000
[1,2]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	4.050%	9/3/24	40,640	40,640
					109,640
Texas (8.5%)
	Fort Worth TX GO	5.000%	3/1/25	9,055	9,158
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	4.000%	9/3/24	23,490	23,490
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/3/24	15,000	15,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	4.000%	9/3/24	37,505	37,505
[1,2]	Harris County Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	9/5/24	16,100	16,100
[7]	Katy Independent School District GO	5.000%	2/15/25	13,000	13,133
[7]	Richardson Independent School District GO	5.000%	2/15/25	3,000	3,028
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	9/5/24	13,200	13,200
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.950%	9/5/24	5,365	5,365
	Texas A&M University College & University Revenue	5.000%	5/15/25	6,500	6,606
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	2.950%	9/5/24	19,100	19,100
	Texas GO VRDO	2.850%	9/4/24	24,525	24,525
	Texas GO VRDO	2.860%	9/4/24	17,135	17,135
	Texas State University System College & University Revenue	5.000%	3/15/25	2,000	2,023
					205,368
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.930%	9/4/24	1,550	1,550
Virginia (2.1%)
	Fairfax County VA GO	5.000%	10/1/24	1,550	1,553
	Loudoun County VA GO	5.000%	12/1/24	10,735	10,788
	Virginia College Building Authority College & University Revenue (Richmond University Project) VRDO	3.550%	9/3/24	37,600	37,600
					49,941

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (1.8%)
	Pierce County School District No. 403 Bethel GO	5.000%	12/1/24	6,000	6,031
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.340%	9/4/24	300	300
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	15,000	15,000
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.000%	9/5/24	15,380	15,380
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	3.000%	9/5/24	6,360	6,360
					43,071
Wisconsin (1.8%)
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/3/24	19,465	19,465
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	3,050	3,050
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	2,070	2,070
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	7,125	7,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	11,550	11,550
					43,260
Wyoming (0.4%)
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.900%	9/5/24	9,500	9,500
Total Tax-Exempt Municipal Bonds (Cost $2,347,216)					2,347,510
Total Investments (97.1%) (Cost $2,347,216)					2,347,510
Other Assets and Liabilities—Net (2.9%)					70,880
Net Assets (100%)					2,418,390
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $866,070,000, representing 35.8% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$307,380,000
Toronto-Dominion Bank NA	101,585,000
JPMorgan Chase Bank NA	93,900,000
US Bank NA	65,335,000
Royal Bank of Canada	64,985,000
PNC Bank NA	36,350,000
Sumitomo Mitsui Banking Corp.	32,390,000
Bank of Montreal	31,560,000
Federal National Mortgage Assn.	22,040,000
Barclays Bank plc	17,950,000
Other	50,355,000
Total	823,830,000

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,347,216)	2,347,510
Cash	26
Receivables for Investment Securities Sold	152,683
Receivables for Accrued Income	9,878
Total Assets	2,510,097
Liabilities
Payables for Investment Securities Purchased	91,695
Payables to Vanguard	12
Total Liabilities	91,707
Net Assets	2,418,390
At August 31, 2024, net assets consisted of:

Paid-in Capital	2,418,081
Total Distributable Earnings (Loss)	309
Net Assets	2,418,390

Net Assets[1]
Applicable to 241,766,673 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,418,390
Net Asset Value Per Share	$10.00
1	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 10-for-1 share split effective June 5, 2024. See Notes to Financial Statements for further details.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest	109,962
Total Income	109,962
Expenses
The Vanguard Group—Note B
Management and Administrative	325
Custodian Fees	73
Total Expenses	398
Expenses Paid Indirectly	(73)
Net Expenses	325
Net Investment Income	109,637
Realized Net Gain (Loss) on Investment Securities Sold	3
Change in Unrealized Appreciation (Depreciation) of Investment Securities	302
Net Increase (Decrease) in Net Assets Resulting from Operations	109,942

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,637	92,004
Realized Net Gain (Loss)	3	43
Change in Unrealized Appreciation (Depreciation)	302	8
Net Increase (Decrease) in Net Assets Resulting from Operations	109,942	92,055
Distributions
Total Distributions	(109,648)	(91,995)
Capital Share Transactions
Issued	21,438,747	16,766,249
Issued in Lieu of Cash Distributions	109,645	91,995
Redeemed	(22,470,437)	(18,309,333)
Net Increase (Decrease) from Capital Share Transactions	(922,045)	(1,451,089)
Total Increase (Decrease)	(921,751)	(1,451,029)
Net Assets
Beginning of Period	3,340,141	4,791,170
End of Period	2,418,390	3,340,141

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Financial Highlights
For a Share Outstanding Throughout Each Period[1]	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Investment Operations
Net Investment Income	.337[2]	.275	.040	.006	.093
Net Realized and Unrealized Gain (Loss) on Investments	.001	—	(.000)[3]	—	.000[3]
Total from Investment Operations	.338	.275	.040	.006	.093
Distributions
Dividends from Net Investment Income	(.338)	(.275)	(.040)	(.006)	(.093)
Distributions from Realized Capital Gains	(.000)[4]	—	(.000)[4]	—	—
Total Distributions	(.338)	(.275)	(.040)	(.006)	(.093)
Net Asset Value, End of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Total Return	3.43%	2.78%	0.39%	0.06%	0.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,418	$3,340	$4,791	$6,653	$4,701
Ratio of Total Expenses to Average Net Assets	0.01%[5]	0.01%[5]	0.01%[5]	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	3.37%	2.69%	0.35%	0.05%	0.84%
Portfolio Turnover Rate	0%	N/A%[6]	N/A%[6]	N/A%[6]	N/A%[6]
1	Adjusted to reflect a 10-for-1 share split as of the close of business on June 5, 2024. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	Amount was less than $0.001 per share.
4	Distribution was less than $0.001 per share.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
6	Not applicable. Portfolio Turnover Rate was not required due to former money market fund status.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Notes to Financial Statements
Vanguard Municipal Low Duration Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
In March 2024, the board of trustees approved the fund’s conversion from a money market fund to a short-term municipal bond fund to be renamed Vanguard Municipal Low Duration Fund (formerly Vanguard Municipal Cash Management Fund). In addition, the board of trustees approved a 10-for-1 share split. These changes were made to the fund on June 5, 2024. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $73,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Municipal Low Duration Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences, if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	10
Undistributed Ordinary Income	3
Undistributed Long-Term Gains	2
Net Unrealized Gains (Losses)	294
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	309
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Tax-Exempt Income	109,636	91,995
Ordinary Income*	—	—
Long-Term Capital Gains	12	—
Total	109,648	91,995
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,347,216
Gross Unrealized Appreciation	294
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	294
F.	During the period from the fund's conversion date on June 5, 2024 to the year end on August 31, 2024, the fund purchased $0 of investment securities and sold $0 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2024, such purchases were  $821,380,000 and sales were $482,855,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2024 Shares (000)	2023[1] Shares (000)
Issued	2,143,591	1,676,460
Issued in Lieu of Cash Distributions	10,963	9,200
Redeemed	(2,246,753)	(1,830,750)
Net Increase (Decrease) in Shares Outstanding	(92,199)	(145,090)
1	Shares adjusted to reflect a 10-for-1 share split effective on June 5, 2024.

Municipal Low Duration Fund
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Management has determined that no other events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund (formerly Vanguard Municipal Cash Management Fund) (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard Market Liquidity Fund
The fund hereby designates for the fiscal year $2,248,961,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $6,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 99.6%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Tax information (unaudited) for Vanguard Municipal Low Duration Fund (formerly Vanguard Municipal Cash Management Fund)
The fund distributed $12,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates 100% of its income dividends as exempt-interest dividends.
CMT0 102024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Management and Administrative expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – CMT Funds

The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund (formerly known as Vanguard Municipal Cash Management Fund) has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

*By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.